Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

17.  Share-Based Compensation

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in 2015 (the ''2015 Plan''). The 2015 Plan allows the Group to grant options to employees, directors, or consultants. Under the 2015 Plan, the maximum aggregate number of shares that may be issued shall not exceed 581,972,860. The terms of the options shall not exceed ten years from the date of grant.

17.  Share-Based Compensation (Continued)

In July 2018, the Group adopted the 2018 Share Incentive Plan (the “2018 Plan”). The 2018 Plan allows the Group to grant options and restricted share units (“RSUs”) to employees, directors or consultants. Under the 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is initially 363,130,400, plus an annual increase on the first day of each fiscal year of the company during the term of the 2018 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to the lessor of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by our board of directors.

For the share options granted under the 2015 Plan and the 2018 Plan, in addition to the explicit service periods of four years, with 25% of the options vesting annually, Class A ordinary shares acquired from the exercise of vested options cannot be sold or transferred by the employees without the prior written consents of the Company within the first three years of vested (''Restricted Shares''). In the event that employment relationship is terminated with the Company, voluntarily or involuntarily, within the three-year lock-up periods, the Company may, at its sole discretion, repurchase the Restricted Shares at the employee’s exercise price. The Group determined the substance of the lock up periods to be additional implicit service periods of three years, thereby extending the vesting terms of the options to be seven years in total.

The RSUs granted under the 2018 Plan vest over a period of four years with 25% vesting on each anniversary from the date of grant, or with 50% of the RSUs vesting on the second anniversary and 25% on each of the third and fourth anniversary from the date of grant.

(a)  Share options:

The following table summarize the Group’s option activities under the 2015 Plan and the 2018 Plan:

			Weighted		Weighted
		Weighted	average		average
		average	grant	Aggregate	remaining
	Number of	exercise	date fair	intrinsic	contractual
	share options	price	value	value	term
		US$	US$	US$	Years
Outstanding as of January 1,2017	203,733,060	0.0065	0.0301	10,390	9.25
Granted	78,560,000	0.0065	0.1736
Forfeited	(9,850,200)	0.0065	0.0544
Outstanding as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Granted	76,665,380	0.0065	7.7632
Forfeited	(7,937,140)	0.0065	5.7059
Outstanding as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Vested and expected to vest as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Exercisable as of December 31,2019	298,464,265	0.0065	1.1083	2,820,040	7.01

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

17. Share-Based Compensation (Continued)

(a)  Share options: (continued)

The total fair value of vested options was RMB13,525, RMB45,979 and RMB2,243,028 (US$322,191) for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, total unrecognized share-based compensation expense relating to unvested awards was RMB9,994,423 (US$1,435,609) which is expected to be recognized over a weighted-average period of 4.83 years.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rates:

	For the years ended December 31,
	2017	2018	2019
Risk-free interest rates	2.26%-2.57%	2.97%-3.13%	1.50%-2.90%
Expected volatility	48.08%-49.35%	46.23%-48.63%	43.52%-57.59%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying Ordinary Shares	$0.0858-$0.5359	$1.5146-$5.7400	$4.8550-$8.9875
Fair value of share option	$0.0808-$0.5302	$1.5091-$5.7335	$4.8485-$8.9810

(b)   RSUs:

The following table summarize the Group’s RSU activities under the 2018 Plan:

		Weighted
		average
	Number	grant date
	of RSUs	fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of December 31, 2018	8,295,240	6.2519
Granted	36,409,188	6.7698
Vested	(567,636)	6.9225
Forfeited	(2,761,724)	6.4514
Outstanding as of December 31, 2019	41,375,068	6.6855

The total fair value of the RSUs vested during the years ended December 31, 2018 and 2019 was nil and RMB27,073 (US$3,889) respectively. The weighted average grant date fair value of RSUs granted during the year ended December 31,2018 and 2019 was US$6.2519 and US$6.6855 respectively.

As of December 31, 2019, RMB1,451,466 (US$208,490) of unrecognized share-based compensation expenses related to RSUs is expected to be recognized over a weighted average vesting period of 3.35 years using the accelerated method. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

17.  Share-Based Compensation (Continued)

(c)   Share-based compensation expense by function:

The Group recognized share-based compensation expenses for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the years ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Costs of revenues	796	3,488	23,835	3,424
Sales and marketing expenses	1,675	405,805	860,862	123,655
General and administrative expenses i) / ii)	108,141	6,296,186	786,641	112,994
Research and development	5,893	136,094	886,368	127,319
	116,505	6,841,573	2,557,706	367,392

i)     For the year ended December 31, 2017, the Company recorded RMB103,125, in share-based compensation expenses in connection with the repurchase of Class B ordinary shares from the Founder. No such transaction took place during the years ended December 31, 2018 and 2019.

ii)    In April 2018, the Company issued 254,473,500 Class A ordinary shares to a company controlled by the Founder at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of ordinary shares on the grant date was recorded as a one-time share-based compensation expense of RMB5,953,717 in general and administration expenses. No such transaction took place during the years ended December 31, 2017 and 2019.